MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Beginning balance	$ 14,876	$ 1,150
Acquisition of Beadell (note 5)		18,397
Additions	890	4,498
Disposals		27
Amortization and depletion	(4,881)	(7,878)
Foreign exchange translation difference	(2,923)	(1,264)
Ending balance	7,962	14,876
Lease liabilities
Total undiscounted lease liabilities	11,428	19,388
Lease liabilities in the Consolidated Statement of Financial Position	11,221	17,986
Current (note 12 (a))	5,296	5,499
Non-current (note 12 (b))	5,925	12,487
Interest on lease liabilities	1,332	1,564
Variable lease payments not included in the measurement of lease liabilities	49,723	43,889
Expenses relating to short-term leases	15,564	12,953
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	11	13
Less than one year
Lease liabilities
Total undiscounted lease liabilities	5,855	6,707
One to five years
Lease liabilities
Total undiscounted lease liabilities	5,475	12,558
More than five years
Lease liabilities
Total undiscounted lease liabilities	98	123
Mining property [member]
Right-of-use assets
Beginning balance	7,376
Acquisition of Beadell (note 5)		8,402
Additions	801	3,853
Amortization and depletion	(2,663)	(4,244)
Foreign exchange translation difference	(1,589)	(635)
Ending balance	3,925	7,376
Power generating assets [member]
Right-of-use assets
Beginning balance	5,035
Acquisition of Beadell (note 5)		7,732
Additions		57
Amortization and depletion	(1,437)	(2,264)
Foreign exchange translation difference	(1,090)	(490)
Ending balance	2,508	5,035
Vehicles [member]
Right-of-use assets
Beginning balance	1,095
Acquisition of Beadell (note 5)		1,923
Amortization and depletion	(378)	(707)
Foreign exchange translation difference	(241)	(121)
Ending balance	476	1,095
Communication and network equipment [member]
Right-of-use assets
Beginning balance	658	881
Acquisition of Beadell (note 5)		340
Additions	89
Disposals		27
Amortization and depletion	(266)	(518)
Foreign exchange translation difference	(3)	(18)
Ending balance	478	658
Land [member]
Right-of-use assets
Beginning balance	712	269
Additions		588
Amortization and depletion	(137)	(145)
Ending balance	$ 575	$ 712